Note 9 - Other Disclosures - Earnings Per Share (Details) - € / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 9 - Other Disclosures - Earnings Per Share (Details)
From continuing operations attributable to the ordinary equity holders of the company (in EUR per share)					€ (1.07)	€ (0.97)	€ (0.18)
Total basic earnings (loss) per share	€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)	€ (1.07)	€ (0.97)	€ (0.18)